Borrowings - Balances of long-term bank loan (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Outstanding loan	¥ 82,100	¥ 684,382
Current portion according to the repayment schedule	39,840	380,560
Long-term portion	42,260	303,822
Secured Loan Agreement With Bank Of Nanjing Due May 2022 [Member]
Debt Instrument [Line Items]
Outstanding loan		275,382
Current portion according to the repayment schedule		200,000
Long-term portion		75,382
Loan Agreement With China Merchants Bank Due January 2021 [Member]
Debt Instrument [Line Items]
Outstanding loan		42,000
Current portion according to the repayment schedule		42,000
Loan Agreement With China Merchants Bank Due September 2021 [Member]
Debt Instrument [Line Items]
Outstanding loan		46,000
Current portion according to the repayment schedule		46,000
Loan Agreement With China CITIC Bank Due February 2021 [Member]
Debt Instrument [Line Items]
Outstanding loan		34,500
Current portion according to the repayment schedule		34,500
Loan Agreement With China CITIC Bank Due March 2021 [Member]
Debt Instrument [Line Items]
Outstanding loan		39,500
Current portion according to the repayment schedule		39,500
Loan Agreement With Hanhou Bank Due March 2022 [Member]
Debt Instrument [Line Items]
Outstanding loan		197,000
Current portion according to the repayment schedule		2,000
Long-term portion		195,000
Loan Agreement With Bank Of Shanghai Due December 2023 [Member]
Debt Instrument [Line Items]
Outstanding loan	33,440	50,000
Current portion according to the repayment schedule	16,560	16,560
Long-term portion	16,880	¥ 33,440
Loan Agreement With Bank Of Shanghai Due February 2024 [Member]
Debt Instrument [Line Items]
Outstanding loan	48,660
Current portion according to the repayment schedule	23,280
Long-term portion	¥ 25,380